OPERATING LEASES - Operating Lease Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessor, Lease, Description [Line Items]
Operating lease income	$ 185,318	$ 186,706	$ 123,292
Variable lease income	17,650	5,175	18,783
Total operating lease income	202,968	191,881	$ 142,075
Vessels (excluding converted FSRU and FLNG)
Lessor, Lease, Description [Line Items]
Operating lease income	900	$ 4,600
Variable lease income	$ 2,600